Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Unrecorded Unconditional Purchase Obligations Disclosure	Based on current prices, our estimated minimum purchase obligations under our CO2 contract is as follows:

2017	$1,386
2018	1,690
2019	1,934
2020	1,934
2021	1,934
2022 and thereafter	2,665

$11,543

Schedule of Future Minimum Rental Payments for Operating Leases	As of December 31, 2016, total remaining payments associated with our operating leases were:

2017	$1,369
2018	1,367
2019	1,362
2020	1,330
2021	1,292
2022 and thereafter	479

$7,199